Income Taxes - Significant components of the deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net accumulated losses-carry forward	$ 114,958	$ 103,231	$ 76,944
Payroll liabilities	2,451	2,915	5,438
Credit-related impairment of long-term investments	1,421
Inventory write-downs	531	691	402
Receivables allowances	279	42	171
Other deductible temporary difference	106	88	9
Less: valuation allowance	$ (119,746)	$ (106,967)	$ (82,964)	$ (37,405)